Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 2 and 3 FV Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets	$ 1,773,414	$ 1,407,320
Fair value
Financial instruments
Financial assets	939,105	594,290
Fair value | Level 2
Financial instruments
Financial assets	502,355	277,638
Fair value | Level 3
Financial instruments
Financial assets	622	3,813	$ 1,565	$ 251
Fair value | Level 2 and 3
Financial instruments
Financial assets	502,977	281,451
Trading derivative assets | Fair value | Level 3
Financial instruments
Financial assets	622	938	794	$ 251
Debt instruments.
Financial instruments
Financial assets	573,046	355,333
Equity instruments.
Financial instruments
Financial assets	2,679	6,409
Loans and advances - Credit institutions
Financial instruments
Financial assets	123,883	91,033
Loans and advances - Customers
Financial instruments
Financial assets	698,276	728,335
Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets		2,875	771
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	504,354	268,127
Financial assets at fair value through profit or loss category | Fair value | Level 2
Financial instruments
Financial assets	325,567	155,930
Financial assets at fair value through profit or loss category | Fair value | Level 3
Financial instruments
Financial assets	622	938
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	326,189	156,868
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2
Financial instruments
Financial assets	30,019	5,593
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets	30,019	5,593
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2
Financial instruments
Financial assets	232	421
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	232	421
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2
Financial instruments
Financial assets	114	212
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 3
Financial instruments
Financial assets		60
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial assets	114	272
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2
Financial instruments
Financial assets	1	2
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	1	2
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial assets	112	147
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 3
Financial instruments
Financial assets		60
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial assets	112	207
Financial assets at fair value through profit or loss category | Market index options, Auto callable | Fair value | Level 2
Financial instruments
Financial assets	1
Financial assets at fair value through profit or loss category | Market index options, Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial assets	1
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2
Financial instruments
Financial assets		63
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2 and 3
Financial instruments
Financial assets		63
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2
Financial instruments
Financial assets	3,879	993
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	3,879	993
Financial assets at fair value through profit or loss category | Exchange rate options, European barrier | Fair value | Level 2
Financial instruments
Financial assets		1
Financial assets at fair value through profit or loss category | Exchange rate options, European barrier | Fair value | Level 2 and 3
Financial instruments
Financial assets		1
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial assets	3,879	992
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	3,879	992
Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Financial assets	206,272	110,613
Financial assets at fair value through profit or loss category | Equity instruments.
Financial instruments
Financial assets	1,911	5,767
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	281,885	139,901
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 3
Financial instruments
Financial assets	622	878
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	282,507	140,779
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2
Financial instruments
Financial assets	48	10
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	48	10
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial assets	9,390	8,800
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	9,390	8,800
Other financial assets at fair value through profit or loss | Fair value
Financial instruments
Financial assets	70,356	79,927
Other financial assets at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial assets	70,356	79,927
Other financial assets at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial assets	70,356	79,927
Other financial assets at fair value through profit or loss | Loans and advances - Credit institutions
Financial instruments
Financial assets	59,512	54,138
Other financial assets at fair value through profit or loss | Loans and advances - Credit institutions | Fair value | Level 2
Financial instruments
Financial assets	59,512	54,138
Other financial assets at fair value through profit or loss | Loans and advances - Credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial assets	59,512	54,138
Other financial assets at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	10,844	25,789
Other financial assets at fair value through profit or loss | Loans and advances - Customers | Fair value | Level 2
Financial instruments
Financial assets	10,844	25,789
Other financial assets at fair value through profit or loss | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	10,844	25,789
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	356,089	236,980
Financial assets at fair value through other comprehensive income category | Fair value | Level 2
Financial instruments
Financial assets	98,126	32,525
Financial assets at fair value through other comprehensive income category | Fair value | Level 3
Financial instruments
Financial assets		2,875
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	98,126	35,400
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial instruments
Financial assets	355,321	233,463	$ 154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Fair value | Level 2
Financial instruments
Financial assets	98,072	32,469
Financial assets at fair value through other comprehensive income category | Debt instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets	98,072	32,469
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Financial assets	768	642
Financial assets at fair value through other comprehensive income category | Equity instruments. | Fair value | Level 2
Financial instruments
Financial assets	54	56
Financial assets at fair value through other comprehensive income category | Equity instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets	54	56
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets		2,875
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets		2,875
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets		2,875
Hedging derivatives category | Fair value
Financial instruments
Financial assets	8,306	9,256
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial assets	8,306	9,256
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	8,306	9,256
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	4,294	4,768
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	4,294	4,768
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial assets	4,012	4,488
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 4,012	$ 4,488